Other non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Isotope raw materials	$ 26,621	$ 14,765
Investment in sub-leases	1,340	0
Other deposits and assets	864	327
Total other non-current assets	$ 28,825	$ 15,092	$ 277